Summary of Significant Accounting Policies (Expenses Associated with Foreclosed Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Real Estate Properties [Line Items]
Net loss (gain) on sales of real estate	$ 54	$ 649	$ (116)
Total foreclosed real estate expense	422	1,335	2,275
Foreclosed [Member]
Real Estate Properties [Line Items]
Operating expenses, net of rental income	279	429	331
Loss on write-down on foreclosed real estate	89	257	2,060
Net loss (gain) on sales of real estate	$ 54	$ 649	$ (116)